Expense Example	Dec. 08, 2025 USD ($)
Westwood Enhanced Income Opportunity ETF | Westwood Enhanced Income Opportunity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Westwood Enhanced Multi-Asset Income ETF | Westwood Enhanced Multi-Asset Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Westwood Enhanced Alternative Income ETF | Westwood Enhanced Alternative Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 315